RELATED PARTY TRANSACTIONS - Administrative Support Agreement (Details) - Administrative Support Agreement - Affiliated entity - Sponsor - USD ($)	Nov. 16, 2021	Nov. 06, 2021	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Amount of expenses for office space, utilities, secretarial and administrative support reimbursable to related party	$ 15,000	$ 15,000
Payables for administrative costs			$ 180,000	$ 22,500